CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨) ₨ / shares shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 INR (₨) ₨ / shares shares	Mar. 31, 2014 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 721,933.3	$ 11,586.2	₨ 670,603.5
Loans, allowance	₨ 47,334.1	$ 759.6	₨ 42,613.2	$ 683.9
Equity shares, par value | ₨ / shares	₨ 2.0		₨ 2.0
Equity shares, authorized	2,750,000,000	2,750,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,506,495,317	2,506,495,317	2,399,050,435	2,399,050,435
Equity shares, outstanding	2,506,495,317	2,506,495,317	2,399,050,435	2,399,050,435